Accounts Payable and Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses
8.	Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following:

	March 31, 2021	December 31, 2020
Interest payable	$5,698	$4,887
Accrued liabilities	8,177	4,799
Taxes payable	8,810	7,799
Payroll and related withholdings	5,256	7,043
Accounts payable	1,778	718
Professional fees accrued	2,662	3,234
Current portion of operating lease liabilities	1,247	1,354
Other	1,026	1,020

Total accounts payable and accrued expenses	$34,654	$30,854

8.	Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following:

	Successor	Predecessor
	December 31, 2020	December 31, 2019
Interest payable	$4,887	$3,807
Accrued liabilities	4,799	3,279
Taxes payable	7,799	6,319
Payroll and related withholdings	7,043	4,510
Accounts payable	718	1,658
Professional fees accrued	3,234	1,580
Current portion of operating lease liabilities	1,354	824
Other	1,020	809

Total accounts payable and accrued expenses	$30,854	$22,786